Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
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Prepayments and Other Current Assets
28.	PREPAYMENTS AND OTHER CURRENT ASSETS
The nature of prepayments and other current assets, net of credit loss allowance, are as follows:

	Note		2019	2020
Prepaid services charges for transmission lines and electricity cables and other services			2,053	3,549
Prepaid power and water charges			648	625
Deposits and prepayments			2,068	3,607
VAT recoverable	(i	)	5,286	5,726
Prepaid enterprise income tax			329	12
Others			2,072	2,363

			12,456	15,882

(i)	VAT recoverable includes the input VAT and prepaid VAT that can be deducted within one year.
Prepayments and other current assets are expected to be recovered or recognized as expenses within one year.
As of December 31, 2019 and 2020, there was no significant impairment for the prepayments and other current assets.